DEBT & LIQUIDITY - Schedule of Borrowings Outstanding (Details) - New Revolving Facility - Line of Credit - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
New Revolving Facility
Debt Instrument [Line Items]
Principal balance	$ 71,600	$ 78,727
Less: Unamortized issuance costs		0
Total carrying amount		$ 78,727
First Revolving Line Of Credit
Debt Instrument [Line Items]
Principal balance			$ 82,758
Less: Unamortized issuance costs			(176)
Total carrying amount			$ 82,582